Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 14:-   SHARE-BASED COMPENSATION

a.      General:

During 2016, the Company adopted the 2016 Share Incentive Plan (the “2016 Plan”) which provides the Company with the ability to grant its employees, directors and service providers options to purchase Ordinary Shares of the Company, at a purchase price as determined by the Board of Directors at the date of grant. 3,384,454 Ordinary shares were initially reserved for issuance under the 2016 Plan.

In the years 2020 and 2019, the Board of Directors approved in each year an increase of 462,578 in the number of Ordinary Shares available for issuance upon future grants, respectively. Each option granted under the Plan expires no later than seven years from the date of grant or 60 days after termination of employment. The options generally vest over four years of employment.

In August 2021, the Board of the Company approved and in September 2021 the shareholders approved, the Arbe Robotics Ltd. 2021 Equity Incentive Plan (the “2021 Plan”) which became effective upon to the closing of the merger with ITAC. The 2021 Plan covers (a) 4,079,427 ordinary shares plus (b) (and without the need to further amend the Plan) on January 1 of each calendar year beginning on January 1, 2022 and ending on and including January 1, 2031), a number of Shares equal to the lesser of: (i) 5% of the total number of ordinary shares outstanding on December 31 of the immediately preceding calendar year, and (ii) an amount determined by the Board, if so determined prior to the January 1 of the calendar year in which the increase will occur. Upon the adoption of the 2021 Plan, the Company will no longer grant any awards under the 2016 Plan, although previously granted options under the 2016 Plan will remain outstanding and governed by the 2016 Plan and awards available for grant under the 2016 Plan which had not been issued or which expired unexercised may be issued pursuant to the 2021 Plan.

b.      Share option and RSU’s plans:

A summary of the stock option activity under the Company’s equity plans during the years ended December 31, 2021, 2020 and 2019 is as follows:

	Outstanding share options	Weighted- average exercise price ($)	Weighted average remaining contractual life (years)	Aggregate intrinsic value ($ in thousands)
Options:
Outstanding as of December 31, 2018	3,213,497	0.447	5.839	244,579
Granted	847,443	1.295
Forfeited	(368,675)	0.599
Exercised	(136,461)	0.000	2.875
Outstanding as of December 31, 2019	3,555,804	0.652	5.024	109,779
Granted	932,835	1.199
Forfeited	(494,450)	1.042
Exercised	(226,155)	0.132	2.072
Outstanding as of December 31, 2020	3,768,034	0.767	4.626	119,146
Granted	1,966,916	7.250
Forfeited	(117,863)	0.972
Exercised	(155,750)	0.602	2.684
Outstanding as of December 31, 2021	5,461,337	3.102	5.363	16,713,971
Exercisable as of December 31, 2021	2,854,952	0.671	3.329
Options available for future grants	36,981

A summary of the Company’s RSUs activity during the year ended December 31, 2021 is as follows:

Number of RSUs
Outstanding as of January 1, 2021	—
Granted	1,968,974
Vested	—
Forfeited	—
Outstanding as of December 31, 2021	1,968,974

c.      Fair value factors:

The following table sets forth the parameters used in computation of the options compensation to employees:

	Year ended December 31,
	2021	2020	2019
Expected term, in years	4.61 – 6.11	4.61	4.61
Expected volatility	42% – 46%	42.02% – 42.64%	42.81% – 50.15%
Risk-free interest rate	0.49% – 1.28%	0.24% – 1.42%	1.51% – 2.20%
Expected dividend yield	0%	0%	0%

Fair value:

Prior to the merger, in determining the fair value for share options granted, the board of directors considered the fair value of the ordinary shares as of each grant date. The fair value of the ordinary shares underlying the share options was determined by the board of directors at each award grant date based upon a variety of factors, including the results obtained from independent third-party valuations, the Company’s financial position and historical financial performance, the status of technological developments within the Company’s products, the composition and ability of the current management team, an evaluation or benchmark of the Company’s competition, the current business climate in the marketplace, the illiquid nature of the ordinary shares, arm’s length sales of the Company’s capital stock, the effect of the rights and preferences of the Company’s preferred shareholders, and the prospects of a liquidity event, among others. Subsequent to the closing of the Merger pursuant to the Business Combination Agreement, the fair value of the Ordinary Shares is the market price of the Ordinary Shares.

Expected volatility:

As the Company was privately owned until October 2021, there is not sufficient historical volatility for the expected term of the stock options. Therefore, the Company uses an average historical share price volatility based on an analysis of reported data for a peer group of comparable publicly traded companies which were selected based upon industry similarities.

Expected term (years):

Expected term represents the period that the Company’s option grants are expected to be outstanding. There is not sufficient historical share exercise data to calculate the expected term of the stock options. Therefore, the Company elected to utilize the simplified method to value option grants. Under this approach, the weighted-average expected life is presumed to be the average of the shortest vesting term and the contractual term of the option.

Risk-free interest rate:

The Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.

Expected dividend yield:

The Company does not anticipate paying any dividends in the foreseeable future. Thus, the Company used 0% as its expected dividend yield.

d.      The following table presents share-based compensation expense included in the Company’s consolidated statements of operations:

	Year ended December 31,
	2021	2020	2019
Research and development	$1,518	$320	$303
Sales and marketing	217	65	72
General and administrative	419	46	36
Cost of revenues	57	8	—
Total share-based compensation expense	$2,211	$439	$411

Share based compensation expenses are not deductible for income tax purposes, and therefore the Company did not recognize any tax benefits related to the share-based compensation for the years ended December 31, 2021, 2020 and 2019.

Awards to certain executive officers require shareholder approval. The Compensation Committee and the Board of Directors have approved during 2021 equity-based awards to certain executive officers which require shareholder approval which will be presented at the 2022 annual general meeting. These awards were not included in share-based compensation for 2021 and will be deemed granted on the day of the shareholder approval, if approved thereby.

e.      On August 1, 2019, the Company signed an agreement with IC-Logic GmbH (“IC-Logic”), pursuant to which in exchange for development services, the Company issued IC-Logic warrants to purchase 92,516 Ordinary Shares, with an exercise price of $1.22. The warrants were exercised in 2021.

The Company adopted ASU 2018-07 and accordingly measured at the grant dates of each of the above warrants issued to service providers their fair value using Black and Scholes model, which requires inputs such as exercise price, estimated ordinary share price, expected dividend yield, estimated ordinary share price volatility and risk-free interest rate. During 2021, 2020 and 2019, the Company recognized the total fair value of the warrants of development related service providers in the amounts of $116, $52 and $58, respectively.